As filed with the Securities and Exchange Commission on September 16, 1998.
                    Registration Nos. 033-54632 and 811-07340


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 54

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 55

                                J.P. MORGAN FUNDS
                        (formerly The JPM Pierpont Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:      Stephen K. West, Esq.
                                                  Sullivan & Cromwell
                                                  125 Broad Street
                                                  New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[X] on October 30, 1998 pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Short Term Bond  Portfolio,  The U.S.  Fixed Income  Portfolio,  Series
Portfolio II, The Series Portfolio, The Tax Exempt Bond Portfolio and The New York Tax Exempt Bond Portfolio have also executed this registration statement.

                                EXPLANATORY NOTE


     This post-effective amendment No. 54 to the registration statement of J.P. Morgan Funds (the "Registrant") on Form N-1A is being filed to update the Registrant's disclosure in the Prospectuses relating to J.P. Morgan Short Term Bond, Bond, Global Strategic Income, Emerging Markets Debt, Tax Exempt Bond and New York Tax Exempt Bond funds (the "Funds"), separate series of shares of the Registrant, to update information in the registration statement in order to be in compliance with revised Form N-1A and plain english prospectus disclosure requirements. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses for each other series of shares of the Registrant.

                                            OCTOBER 31, 1998 PROSPECTUS


J.P. MORGAN FIXED INCOME FUNDS


Short Term Bond Fund
Bond Fund
Global Strategic Income Fund
Emerging Markets Debt Fund
Tax Exempt Bond Fund
New York Tax Exempt Bond Fund
California Bond Fund



                                            ------------------------------------
                                            Seeking high total return or current
                                            income by investing primarily in
                                            fixed income securities.



This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMORGAN

CONTENTS
--------------------------------------------------------------------------------
 2
----

Each fund's goal, investment approach,
risks, expenses, and performance

J.P. MORGAN FIXED INCOME FUNDS

J.P. Morgan Short Term Bond Fund . . . . . . . . . . . . . . . . . . . . .  2
J.P. Morgan Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . .  4
J.P. Morgan Global Strategic Income Fund . . . . . . . . . . . . . . . . .  6
J.P. Morgan Emerging Markets Debt Fund . . . . . . . . . . . . . . . . . .  8
J.P. Morgan Tax Exempt Bond Fund . . . . . . . . . . . . . . . . . . . . . 10
J.P. Morgan New York Tax Exempt Bond Fund. . . . . . . . . . . . . . . . . 12
J.P. Morgan California Bond Fund . . . . . . . . . . . . . . . . . . . . . 14

 16
----

Principles and techniques common
to the funds in this prospectus

FIXED INCOME MANAGEMENT APPROACH

J.P. Morgan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
J.P. Morgan fixed income funds . . . . . . . . . . . . . . . . . . . . . . 16
Who may want to invest . . . . . . . . . . . . . . . . . . . . . . . . . . 16
The spectrum of fixed income funds . . . . . . . . . . . . . . . . . . . . 16
Fixed income investment process. . . . . . . . . . . . . . . . . . . . . . 17

 18
----

Investing in the J.P. Morgan
Fixed Income funds

YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . . 18
Investing through an employer-sponsored retirement plan. . . . . . . . . . 18
Investing through an IRA or rollover IRA . . . . . . . . . . . . . . . . . 18
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . . 18
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
Account and transaction policies . . . . . . . . . . . . . . . . . . . . . 19
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . . 20
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

 21
----

More about risk and the funds'
business operations

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
Management and administration. . . . . . . . . . . . . . . . . . . . . . . 21
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . . 22
Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . back cover

J.P. MORGAN SHORT TERM BOND FUND
--------------------------------------------------------------------------------
                                              REGISTRANT: J.P. MORGAN FUNDS
                                              (J.P. MORGAN SHORT TERM BOND FUND)

[GRAPHIC]


GOAL

The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, money market instruments, and others. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities as low as B.


[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 17.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. However, the fund may offer higher total returns than longer duration funds during periods of rising interest rates. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $______ billion using the same strategy as the fund.

The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-   There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") , which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-   The fund does not represent a complete investment program.


2  J.P. MORGAN SHORT TERM BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Short Term Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN       Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Past 1 yr.    Life of fund(1)
J.P. MORGAN SHORT TERM BOND FUND (after expenses)                                                         6.14            5.17
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR TREASURY INDEX (no expenses)                                                       6.66            5.60
------------------------------------------------------------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              1994            1995            1996            1997
J.P. MORGAN SHORT TERM BOND FUND                                          0.11            10.58           4.94            6.14
Merrill Lynch 1-3 Year Treasury Index                                     0.57            11.00           4.98            6.66


/ /  J.P. Morgan Short Term Bond Fund
/ /  Merrill Lynch 1-3 Year Treasury Index


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended ______).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3) (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                      0.25

Marketing (12b-1) fees                                               none

Other expenses(4)                                                    1.28
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(4)                                                1.53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                             1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                 156       483       834       1,824
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/8/93 and returns reflect performance of the fund from 7/31/93.

(2) The fund's fiscal year end is 10/31.  For the period 1/1/98 through
    6/30/98, the total return for the fund was     % and the total return for
    the index was      % .

(3) The fund has a master/feeder structure as described on page 21. This table is restated to show the fee arrangements to be effective as of 3/1/99, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

(4) THE CURRENT FEE ARRANGEMENTS, WHICH WILL EXPIRE 2/28/99, LIMIT OTHER EXPENSES AND TOTAL OPERATING EXPENSES TO 0.25% AND 0.50%, RESPECTIVELY. EFFECTIVE 3/1/99, AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES WILL BE 0.40% AND 0.65%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                             J.P. MORGAN SHORT TERM BOND FUND  3

J.P. MORGAN BOND FUND                   TICKER SYMBOL:PPBDX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN BOND FUND)
[GRAPHIC]


GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, and others. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities as low as B.


[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. Additionally, because the fund may invest up to 25% of assets in foreign securities, it takes on additional risks. The fund has the potential to produce higher returns than the Short Term Bond Fund along with a share price that is somewhat more volatile. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.


POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $_____ billion using the same strategy as the fund.

The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, and Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984. Both have been on the team since January of 1994.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-   There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") , which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-   The fund does not represent a complete investment program.


4  J.P. MORGAN BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one and five years and life of the fund compare to those of the Salomon Brothers Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN (%)   Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Past 1 yr.     Past 5 yrs.    Life of fund(1)
J.P. MORGAN BOND FUND (after expenses)                                                9.13           7.23             8.06
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX (no expenses)                      9.62           7.53             x.xx
------------------------------------------------------------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year(2)
------------------------------------------------------------------------------------------------------------------------------------
                                            1989      1990      1991      1992      1993      1994      1995      1996      1997
J.P. MORGAN BOND FUND                       10.23     10.09     13.45     6.53      9.87      (2.97)    16.17     3.13      9.13

Salomon Brothers Broad Investment
 Grade Bond Index                           14.24     8.28      15.78     7.59      9.89      (2.85)    18.55     3.62      9.62


/ /  J.P. Morgan Bond Fund
/ /  Salomon Brothers Broad Investment Grade Bond Index

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended ______).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3) (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees (actual)                                                  0.30

Marketing (12b-1) fees                                                    none

Other expenses                                                            0.43
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                                        0.73
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                  1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                       75        233       406       906
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/12/93. Returns for the period 3/31/88 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor, which commenced operations on 3/11/88.

(2) The fund's fiscal year end is 10/31.  For the period 1/1/98 through
    6/30/98, the total return for the fund was     % and the total return for
    the index was      % .

(3) The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

                                                        J.P. MORGAN BOND FUND  5

J.P. MORGAN GLOBAL STRATEGIC
INCOME FUND
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN FUNDS
                                     (J.P. MORGAN GLOBAL STRATEGIC INCOME FUND)

[GRAPHIC]


GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH


The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank). The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 25% of assets may be invested in non-investment grade or unrated securities. The balance of assets may be invested in securities as low as B.

The management team uses the process described on page 17, and also makes country allocations, based primarily on macro-economic factors. With regard to sector allocation, the team uses the model allocation shown at right as a basis, although the actual allocations are adjusted periodically within the ranges indicated. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar denominated investments back to the U.S. dollar.

[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of low credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds.
The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPH]


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

MODEL SECTOR ALLOCATION

[CHART]


15%      public/private
         corporates
         (range 5-25%)

23%      high yield
         corporates
         (range 13-33%)

15%      emerging
         markets
         (range 5-25%)

12%      international
         non-dollar
         (range 0-25%)

35%      public/private
         mortgages
         (range 20-45%)

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $______ billion using the same strategy as the fund.

The portfolio management team is led by Gerard W. Lillis, managing director, who has been at J.P. Morgan since 1978, and Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities across asset classes. Both have been on the team since the fund's inception.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-   There is no assurance that the fund will meet its investment goal.

-   The fund does not represent a complete investment program.


6  J.P. MORGAN GLOBAL STATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)(%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees (actual)                                                  0.45

Marketing (12b-1) fees                                                    none

Other expenses(2)                                                         0.58
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(2)                                                     1.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                           1YR.      3YRS.
YOUR COST($)                                               105       328
--------------------------------------------------------------------------------

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the fiscal period 11/5/97 (commencement of operations) through 10/31/98 before reimbursement, expressed as a percentage of the fund's average net assets.

(2) AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES FOR THE FISCAL PERIOD 11/5/97 (COMMENCEMENT OF OPERATIONS) THROUGH 10/31/98 WILL BE 0.55% AND 1.00%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

                                     J.P. MORGAN GLOBAL STRATEGIC INCOME FUND  7

J.P. MORGAN EMERGING
MARKETS DEBT FUND
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN EMERGING MARKETS DEBT FUND)
[GRAPHIC]


GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH


The fund invests primarily in debt securities from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom, and most Western European countries. Issuers of portfolio securities may include foreign governments, corporations, and financial institutions. These securities may be of any maturity and quality, but under normal market conditions the fund's duration will generally range between four and six years, similar to that of the Emerging Markets Bond Index Plus. The fund may invest without limit in non-investment-grade or unrated securities.

In addition to the investment process described on page 17, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors.


[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The fund's share price and total return will vary in response to changes in emerging bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.


Because the fund is non-diversified and may invest more than 5% of its assets in a single issuer and its primary securities combine the risks of emerging markets and low credit quality, its performance is likely to be more volatile than that of other fixed income investments. Lower rated securities offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds. The fund has the potential to produce high total return over time, but investors should be prepared to ride out periods of negative total return. The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $____ billion using the same strategy as the fund.

The portfolio management team is led by Andrew F. Goldberg, vice president, who has been at J.P. Morgan since 1990, and Dimas Jimenez, associate, who joined J.P. Morgan in July of 1996 after graduating from Stanford Business School. Prior to joining the portfolio management team, Mr. Goldberg oversaw the capital research group's research into fixed income and derivatives markets, and Mr. Jimenez worked in the emerging markets group at RCM Capital Management and the fixed income department of Lehman Brothers, concentrating in emerging markets debt, derivatives and international bonds. Both joined the team in February of 1998.


--------------------------------------------------------------------------------


BEFORE YOU INVEST


Investors considering the fund should understand that:

-   There is no assurance that the fund will meet its investment goal.

-   The fund does not represent a complete investment program.


8  J.P. MORGAN EMERGING MARKETS DEBT FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)(%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                      0.70

Marketing (12b-1) fees                                               none

Other expenses(2)                                                    1.70
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(2)                                                2.40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                                           1 yr.     3 yrs.
YOUR COST($)                                                243       748
--------------------------------------------------------------------------------

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal period before reimbursement, expressed as a percentage of average net assets.

(2) AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES FOR THE PAST FISCAL PERIOD WERE 0.55% AND 1.25%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

                                       J.P. MORGAN EMERGING MARKETS DEBT FUND  9

J.P. MORGAN TAX EXEMPT
BOND FUND                               TICKER SYMBOL: PPTBX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN FUNDS
                                        (J.P. MORGAN TAX EXEMPT BOND FUND)

[GRAPHIC]


GOAL

The fund's goal is to provide high current income that is exempt from federal income tax and consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH


The fund invests primarily in high quality municipal securities whose income is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 17.

Investors should expect the potential for returns that exceed those of a comparable tax-exempt fund of shorter duration, and should be prepared for higher share price volatility than such a fund. The fund's performance could also be affected by market reaction to proposed tax legislation. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $_______ billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May of 1997 and has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined the team in January of 1996 and has been at J.P. Morgan since August of 1994. Prior to joining J.P. Morgan, Ms. Young was a municipal bond trader and fixed income portfolio manager at Scudder, Stevens, & Clark, Inc.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-    There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds") and emerging markets debt, which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-    The fund does not represent a complete investment program.


10  J.P. MORGAN TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Tax Exempt Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past one, five and ten years and life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.(1)

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN (%)   Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Past 1 yr.   Past 5 yrs.    Past 10 yrs.   Life of fund(2)
J.P. MORGAN TAX EXEMPT BOND FUND (after expenses)                         7.42          6.10           7.13             x.xx
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX (no expenses)   x.xx          x.xx           x.xx             x.xx
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX (no expenses)              x.xx          x.xx           x.xx             x.xx
------------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)          Shows changes in returns by calendar year(3)
------------------------------------------------------------------------------------------------------------------------------------
                                    1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
J.P. MORGAN TAX EXEMPT BOND FUND    7.38      8.25      6.87      10.92     7.47      9.58      (2.70)    13.40     3.54      7.42

Lehman Brothers Quality
 Intermediate Municipal
  Bond Index                        5.80      9.62      7.48      11.66     8.25      10.71     (2.74)    13.80     4.27      7.80

Lehman Brothers 1-16 Year
 Municipal Bond Index


/ /  J.P. Morgan Tax Exempt Bond Fund
/ /  Lehman Brothers 1-16 Year Municipal Bond Index
/ /  Lehman Brothers Quality Intermediate Municipal Bond Index

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was _________% (for the quarter ended ____); and the lowest quarterly return was ________% (for the quarter ended ______).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4) (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees (actual)                                                  0.30

Marketing (12b-1) fees                                                    none

Other expenses                                                            0.39
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                                        0.69
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                       1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                            70        221       384        859
--------------------------------------------------------------------------------

(1) The fund's benchmark changed from the Lehman Brothers Quality Intermediate Municipal Bond Index, a widely recognized, unmanaged index of general obligation and revenue bonds rated A or better with maturities of 2-12 years, to the Lehman Brothers 1-16 Year Municipal Bond Index on 5/1/97 because this index provided a broader mix of municipal securities and included municipal securities rated below A.

(2) The fund commenced operations on 7/12/93. For the period 1/1/88 through 7/31/93 returns reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund, which commenced operations on 10/3/84.

(3) The fund's fiscal year end is 8/31.  For the period 1/1/98 through 6/30/98,
    the total return for the fund was     % and the total return for the index
    was      % .

(4) The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.


                                            J.P. MORGAN TAX EXEMPT BOND FUND  11

J.P. MORGAN NEW YORK
TAX EXEMPT BOND FUND                 TICKER SYMBOL: PPNYX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN FUNDS
                                     (J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND)

[GRAPHIC]


GOAL

The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH


The fund invests primarily in New York municipal securities whose income is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.


POTENTIAL RISK AND RETURN

[CHART]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $8 billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-   There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-   The fund does not represent a complete investment program.


12  J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan New York Tax Exempt Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.(1)

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN (%)   Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Past 1 yr.     LIFE OF FUND(2)
J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND (after expenses)                                            7.41             6.63
LEHMAN BROTHERS NEW YORK 1-15 YEAR MUNICIPAL BOND INDEX (no expenses)                                 8.73             7.73
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX (no expenses)                                          7.97             7.29


YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1995      1996      1997
J.P. MORGAN NEW YORK TAX EXEMPT                                                                    13.03     3.96      7.41
Lehman Brothers New York 1-15 Year Municipal Bond Index                                            14.69     4.93      8.73
Lehman Brothers 1-16 Year Municipal Bond Index                                                                         7.97


/ /  J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
/ /  Lehman Brothers New York 1-15 Year Municipal Bond Index
/ /  Lehman Brothers 1-16 Year Municipal Bond Index

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.80% (for the quarter ended 3/31/95) and the lowest quarterly return was -0.65% (for the quarter ended 3/31/96).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4) (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                      0.30

Marketing (12b-1) fees                                               none

Other expenses(5)                                                    0.52
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(5)                                                0.82
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                        1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                             84        262       455       1,014
--------------------------------------------------------------------------------

(1) The fund's benchmark changed from the Lehman Brothers New York 1-15 Year Municipal Bond Index, a widely recognized, unmanaged index of New York general obligation and revenue bonds with maturities of 1-15 years, to the Lehman Brothers 1-16 Year Municipal Bond Index on 5/1/97 because this index provided a broader mix of municipal securities and was not concentrated in New York City bonds.

(2) The fund commenced operations on 4/11/94, and returns reflect performance of the fund from 4/30/94.

(3) The fund's fiscal year end is 3/31. For the period 1/1/98 through 6/30/98, the total return for the fund was 1.91% and the total return for the index was 2.50%.

(4) The fund has a master/feeder structure as described on page 21. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

(5) AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE 0.40% AND 0.70%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                   J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND  13

J.P. MORGAN CALIFORNIA
BOND FUND
--------------------------------------------------------------------------------
                               REGISTRANT: J.P. MORGAN SERIES TRUST
                               (J.P. MORGAN CALIFORNIA BOND FUND: SELECT SHARES)

[GRAPHIC]


GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 17. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 22-25.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.


POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.


PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $8 billion using the same strategy as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------


BEFORE YOU INVEST

Investors considering the fund should understand that:

-    There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-    The fund does not represent a complete investment program.


14  J.P. MORGAN CALIFORNIA BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan California Bond Fund.(1)

The table indicates the risks by showing how the fund's average annual returns for the past year compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for period ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PAST 1 YR.
J.P. MORGAN CALIFORNIA BOND FUND: INSTITUTIONAL SHARES(1) (a separate class of shares) (after expenses)                7.72
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX (no expenses)                                                           7.97
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (%)   Shows changes in returns by calendar year(2)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPH]
                                                                                                                       1997
J.P. MORGAN CALIFORNIA BOND FUND: INSTITUTIONAL SHARES(1) (a separate class of shares)                                 7.72

Lehman Brothers 1-16 Year Municipal Bond Index                                                                         7.97

/ / J.P. Morgan California Bond Fund: Institutional Shares1 (a separate class of shares)
/ /  Lehman Brothers 1-16 Year Municipal Bond Index

For the period covered by this total return chart, the J.P. Morgan California Bond Fund: Institutional Shares highest quarterly return was 3.04%(for the quarter ended 6/30/97) and the lowest quarterly return was -0.34% (for the quarter ended 3/31/97).


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3) (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                       0.30

Marketing (12b-1) fees                                                none

Other expenses(4)                                                     0.70
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(4)                                                 1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                        1 yr.     3 yrs.    5 yrs.     10 yrs.
YOUR COST($)                            102       318       552         1,225
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/21/97 and returns reflect performance of J.P. Morgan California Bond Fund: Institutional Shares (a separate class of shares) from 12/31/96 through 12/31/97. Performance during this period reflects operating expenses which are 0.20% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time period.

(2) The fund's fiscal year end is 4/30. For the period 1/1/98 through 6/30/98, the total return for J.P. Morgan California Bond Fund: Institutional Shares was 1.66% and the total return for the index was 2.50%.

(3) This table shows expenses for the past fiscal year before reimbursement, expressed as a percentage of average net assets.

(4) AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES FOR THE PAST FISCAL YEAR WERE 0.35% AND 0.65%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                            J.P. MORGAN CALIFORNIA BOND FUND  15

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $300 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN FIXED INCOME FUNDS


These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

- the types of securities they hold

- the tax status of the income they offer

- the relative emphasis on current income versus total return


POTENTIAL RISK AND RETURN

[GRAPH]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST

The funds are designed for investors who:

-    want to add an income investment to further diversify a portfolio

- want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

-    want an investment that pays monthly dividends

- with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

- with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

-    The funds are NOT designed for investors who:

-    are investing for aggressive long-term growth

-    require stability of principal

- with regard to the Global Strategic Income or Emerging Markets Debt funds, are not prepared to accept a higher degree of risk than most traditional bond funds

- with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA


16  FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC]
The funds invest across a range of
different types of securities
----------------------------------

SECTOR ALLOCATION The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC]
Each fund makes its portfolio decisions
as described earlier in this prospectus
---------------------------------------

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

[GRAPHIC]
J.P. Morgan uses a disciplined process
to control each fund's sensitivity
to interest rates
--------------------------------------

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration (a measure of average weighted maturity of the securities held by a fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.

                                            FIXED INCOME MANAGEMENT APPROACH  17

YOUR INVESTMENT
--------------------------------------------------------------------------------



For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan.

Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call
     1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.


OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company
     ROUTING NUMBER: 011-000-028
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 9904-226-9
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

-    Mail the check with your completed application to the Transfer Agent.


     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).


     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


18  YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES


     BY PHONE -- WIRE PAYMENT

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.


     BY PHONE -- CHECK PAYMENT

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want the proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.


     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.


BUSINESS HOURS AND NAV CALCULATIONS The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes, but may be priced using fair value pricing when these methods are not readily available.




TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.


--------------------------------------------------------------------------------
TRANSFER AGENT                               SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY          J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                522 Fifth Avenue
Boston, MA 02266-8411                        New York, NY 10036
Attention: J.P. Morgan Funds Services        1-800-521-5411


Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                             YOUR INVESTMENT  19

--------------------------------------------------------------------------------
TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.


STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.



ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.


Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.


TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
TRANSACTION                                  TAX STATUS
--------------------------------------------------------------------------------
Income dividends from the                    Exempt from federal, state,
New York Tax Exempt Bond                     and New York City personal
Fund                                         income taxes for New York
                                             residents only
--------------------------------------------------------------------------------
Income dividends from the                    Exempt from federal and state
California Bond Fund                         personal income taxes for
                                             California residents only
--------------------------------------------------------------------------------
Income dividends from the                    Exempt from federal personal
Tax Exempt Bond Fund                         income taxes
--------------------------------------------------------------------------------
Income dividends from                        Ordinary income
all other funds
--------------------------------------------------------------------------------
Short-term capital gains                     Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                      Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                        Capital gains or
shares owned for more                        losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                        Gains are treated as ordinary
shares owned for one year                    income; losses are subject
or less                                      to special rules
--------------------------------------------------------------------------------


Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

20  YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the California Bond Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)


Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


--------------------------------------------------------------------------------
ADVISORY SERVICES                            Percentage of the master
                                             portfolio's average net assets
--------------------------------------------------------------------------------
Short Term Bond                                   0.25%
Bond                                              0.30%
Global Strategic Income                           0.45%
Emerging Markets Debt                             0.70%
Tax Exempt Bond                                   0.30%
New York Tax Exempt Bond                          0.30%
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                      Master portfolio's and fund's pro-
(fee shared with Funds                       rata portions of 0.09% of the
Distributor, Inc.)                           first $7 billion in J.P. Morgan
                                             advised portfolios, plus 0.04% of
                                             average net assets over $7 billion.
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                         0.25% of each fund's average
                                             net assets
--------------------------------------------------------------------------------

The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                            0.30% of each fund's average
                                             net assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                      Fund's pro-rata portion of
(fee shared with Funds                       0.09% of the first $7 billion
Distributor, Inc.)                           in J.P. Morgan-advised
                                             portfolios, plus 0.04% of
                                             average net assets over $7
                                             billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                         0.25% of the fund's average
                                             net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


YEAR 2000

Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds, do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent January 1, 2000 and after date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the funds will decline.


                                                                FUND DETAILS  21

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS


This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 2-15). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.

----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS


-   Each fund's share price,               -   Bonds have generally outperformed      -   Under normal circumstances the funds
    yield, and total return will               money market investments over the          plan to remain fully invested in
    fluctuate in response                      long term, with less risk than             bonds and other fixed income
    to bond market movements                   stocks                                     securities as noted in the table on
                                                                                          pages 24-25
-   The value of most bonds will           -   Most bonds will rise in value
    fall when interest rates rise;             when interest rates fall               -   The funds seek to limit risk and
    the longer a bond's maturity                                                          enhance total return or yields through
    and the lower its credit               -   Mortgage-backed and asset-backed           careful management, sector allocation,
    quality, the more its value                securities can offer attractive            individual securities selection, and
    typically falls                            returns                                    duration management

-   Adverse market conditions may                                                     -   During severe market downturns, the
    from time to time cause a fund                                                        funds have the option of investing up
    to take temporary defensive                                                           to 100% of assets in investment-grade
    positions that are inconsistent                                                       short-term securities
    with its principal investment
    strategies and may hinder a                                                       -   J.P. Morgan monitors interest rate
    fund from achieving its                                                               trends, as well as geographic and
    investment objective                                                                  demographic information related to
                                                                                          mortgage-backed securities and mortgage
-   Mortgage-backed and asset-backed                                                      prepayments; the Tax Exempt Bond Fund
    securities (securities                                                                is not permitted to invest in
    representing an interest in, or                                                       asset-backed or mortgage-backed
    secured by, a pool of mortgages                                                       securities; the New York Tax Exempt Bond
    or other assets such as                                                               and California Bond funds are not
    receivables) could generate                                                           permitted to invest in mortgage-backed
    capital losses or periods of low                                                      securities
    yields if they are paid off
    substantially earlier or later
    than anticipated

----------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY
-   The default of an issuer would         -   Investment-grade bonds have a          -   Each fund maintains its own policies
    leave a fund with unpaid interest          lower risk of default                      for balancing credit quality against
    or principal                                                                          potential yields and gains in light
                                           -   Junk bonds offer higher yields             of its investment goals
-   Junk bonds (those rated BB/Ba or           and higher potential gains
    lower) have a higher risk of                                                      -   J.P. Morgan develops its own ratings
    default, tend to be less liquid,                                                      of unrated securities and makes a
    and may be more difficult to                                                          credit quality determination for
    value                                                                                 unrated securities

----------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS


-   A fund could lose money because        -   Foreign bonds, which represent         -   Foreign bonds are a primary investment
    of foreign government actions,             a major portion of the world's             only for the Global Strategic Income
    political instability, or lack             fixed income securities, offer             and Emerging Markets Debt funds and may
    of adequate and accurate                   attractive potential performance           be a significant investment for the
    information                                and opportunities for                      Short Term Bond and Bond funds; the Tax
                                               diversification                            Exempt Bond, New York Tax Exempt Bond
-   Currency exchange rate movements                                                      and California Bond funds are not
    could reduce gains or create           -   Favorable exchange rate movements          permitted to invest any assets in
    losses                                     could generate gains or reduce             foreign bonds
                                               losses
-   Currency and investment risks                                                     -   To the extent that a fund invests in
    tend to be higher in emerging          -   Emerging markets can offer higher          foreign bonds, it may manage the
    markets                                    returns                                    currency exposure of its foreign
                                                                                          investments relative to its benchmark,
                                                                                          and may hedge back into the U.S.
                                                                                          dollar from time to time (see also
                                                                                          "Derivatives")

----------------------------------------------------------------------------------------------------------------------------------


22  FUND DETAILS

----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                            POTENTIAL REWARDS                          POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
-   A fund could underperform its          -   A fund could outperform its            -   J.P. Morgan focuses its active
    benchmark due to its sector,               benchmark due to these same                management on those areas where it
    securities or duration choices             choices                                    believes its commitment to research can
                                                                                          most enhance returns and manage risks in
                                                                                          a consistent way

----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES


-   Derivatives such as futures,           -   Hedges that correlate well             -   The funds use derivatives for hedging
    options, and forward foreign               with underlying positions can              and for risk management (i.e., to
    currency contracts that are                reduce or eliminate losses at              adjust duration or to establish or
    used for hedging the portfolio             low cost                                   adjust exposure to particular
    or specific securities may not                                                        securities, markets, or currencies);
    fully offset the underlying            -   A fund could make money and                risk management may include management
    positions(1)                               protect against losses if                  of a fund's exposure relative to its
                                               management's analysis proves               benchmark; the Tax Exempt Bond, New York
-   Derivatives used for risk                  correct                                    Tax Exempt Bond and California Bond
    management may not have the                                                           funds are permitted to enter into
    intended effects and may result        -   Derivatives that involve                   futures and options transactions,
    in losses or missed                        leverage could generate                    however, these transactions result in
    opportunities                              substantial gains at low cost              taxable gains or losses so it is
                                                                                          expected that these funds will utilize
-   The counterparty to a                                                                 them infrequently; forward foreign
    derivatives contract could                                                            currency contracts are not permitted to
    default                                                                               be used by the Tax Exempt Bond, New
                                                                                          York Tax Exempt Bond and California
-   Derivatives that involve                                                              Bond funds
    leverage could magnify losses
                                                                                      -   The funds only establish hedges that
                                                                                          they expect will be highly correlated
                                                                                          with underlying positions

                                                                                      -   While the funds may use derivatives that
                                                                                          incidentally involve leverage, they do
                                                                                          not use them for the specific purpose
                                                                                          of leveraging their portfolios

----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS


-   A fund could have difficulty           -   These holdings may offer more          -   No fund may invest more than 15% of net
    valuing these holdings                     attractive yields or potential             assets in illiquid holdings
    precisely                                  growth than comparable widely
                                               traded securities                      -   To maintain adequate liquidity to meet
-   A fund could be unable to sell                                                        redemptions, each fund may hold
    these holdings at the time or                                                         investment-grade short-term securities
    price desired                                                                         (including repurchase agreements) and,
                                                                                          for temporary or extraordinary purposes,
                                                                                          may borrow from banks up to 33 1/3% of
                                                                                          the value of its assets

----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-   When a fund buys securities            -   A fund can take advantage of           -   Each fund uses segregated accounts to
    before issue or for delayed                attractive transaction                     offset leverage risk
    delivery, it could be exposed              opportunities
    to leverage risk if it does
    not use segregated accounts

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
-   IIncreased trading would raise         -   A fund could realize gains in a        -   The expected turnover rate for
    a fund's transaction costs                 short period of time                       each fund is as follows:
                                                                                             - Tax Exempt Bond               50%
-   IIncreased short-term capital          -   A fund could protect against                  - New York Tax Exempt Bond,
    gains distributions would                  losses if a bond is overvalued                   California Bond              75%
    raise shareholders' income tax             and its value later falls                     - Short Term Bond,
    liability                                                                                   Bond, Global Strategic
                                                                                                Income                      300%
                                                                                             - International Bond           350%

                                                                                      -   The funds generally avoid short-term
                                                                                          trading, except to take advantage of
                                                                                          attractive or unexpected opportunities
                                                                                          or to meet demands generated by
                                                                                          shareholder activity
----------------------------------------------------------------------------------------------------------------------------------


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                                FUND DETAILS  23

--------------------------------------------------------------------------------
INVESTMENTS
--------------------------------------------------------------------------------

This table discusses the customary types of securities which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS The purchase of mortgage-backed securities with the promise to purchase similar securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Contracts whereby the seller of a security agrees to repurchase the same security from the buyer on a particular date and at a specific price.
--------------------------------------------------------------------------------
SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.
--------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES  Domestic and foreign
securities offering non-cash or delayed-cash payment.   Their prices are
typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------

RISK RELATED TO CERTAIN SECURITIES HELD BY J.P. MORGAN FIXED INCOME FUNDS:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.


24  FUND DETAILS


/-/  Permitted (and if applicable, percentage limitation)
         percentage of total assets    - BOLD
         percentage of net assets      - ITALIC
/ / Permitted, but not typically used
--  Not permitted


                            PRINCIPAL TYPES OF RISK

                                                                                                                      GLOBAL
                                                                                      SHORT TERM                     STRATEGIC
                                                                                         BOND          BOND            INCOME
----------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                                /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                   /-/ (1)        /-/ (1)         /-/

----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                            /-/            /-/             / /
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                 /-/25%         /-/25%          / /
                                                                                            Foreign        Foreign
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                 /-/25%         /-/25%          /-/
                                                                                            Foreign        Foreign
----------------------------------------------------------------------------------------------------------------------------------
credit, extension, interest rate, market, natural event, prepayment, valuation           /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,                 /-/            /-/             /-/
prepayment
----------------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,              /-/ 33 1/3%    /-/ 33 1/3%     /-/ 33 1/3%
prepayment
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment             /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                      /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation           /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit                                                                                   /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                       /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                             /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                                       --             --              --
----------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                  / /            / /             --
----------------------------------------------------------------------------------------------------------------------------------
interest rate                                                                            /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                 /-/            /-/             /-/
----------------------------------------------------------------------------------------------------------------------------------


                                                                                     EMERGING MARKETS       TAX EXEMPT
                                                                                           DEBT                BOND
----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                                   / /                 --
----------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                      /-/                 / /Domestic
                                                                                                                   Only
----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                               / /                 /-/
----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                    /-/                 --

----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                    /-/                 --

----------------------------------------------------------------------------------------------------------------------------
credit, extension, interest rate, market, natural event, prepayment, valuation              --                  --
----------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,                    / /                 --
prepayment
----------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,                 --                  --
prepayment
----------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment                /-/                 --
----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                         /-/                 /-/
----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation              --                  --
----------------------------------------------------------------------------------------------------------------------------
credit                                                                                      /-/                 / /
----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                          /-/                 --
----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                                /-/                 /-/
----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                                          --                  /-/
----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                     --                  /-/ (2)
----------------------------------------------------------------------------------------------------------------------------
interest rate                                                                               /-/                 /-/
----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                    /-/                 /-/
----------------------------------------------------------------------------------------------------------------------------


                                                                                      NEW YORK TAX     CALIFORNIA BOND
                                                                                      EXEMPT BOND
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                                  / /                / /
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                     / /Domestic        / /Domestic
                                                                                              Only               Only
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                              /-/                /-/
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                   --                 --

-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                   --                 --

-----------------------------------------------------------------------------------------------------------------------------
credit, extension, interest rate, market, natural event, prepayment, valuation             --                 --
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,                   --                 --
prepayment
-----------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,                --                 --
prepayment
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment               --                 --
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                        /-/                /-/
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation             --                 --
-----------------------------------------------------------------------------------------------------------------------------
credit                                                                                     / /                / /
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                         --                 --
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                               --                 --
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                                         /-/                /-/
-----------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                    /-/ (2)            /-/ (2)
-----------------------------------------------------------------------------------------------------------------------------
interest rate                                                                              /-/                /-/
-----------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                   /-/                /-/
-----------------------------------------------------------------------------------------------------------------------------

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.

(2) At least 65% of assets must be in tax exempt securities (for New York Total Return Bond and California Bond funds, the 65% must be in New York or California municipal securities, respectively).


                                                                FUND DETAILS  25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.


--------------------------------------------------------------------------------
J.P. MORGAN SHORT TERM BOND FUND

PER-SHARE DATA     For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                            10/31/93(1)      10/31/94       10/31/95       10/31/96       10/31/97        4/30/98
                                                                                                                       (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)         10.00           9.99           9.60           9.84           9.86           9.85
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                       0.10           0.45           0.57           0.53           0.58           0.29
  Net realized and unrealized gain (loss)
  on investment ($)                              (0.01)         (0.39)          0.24           0.02          (0.01)            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.09           0.06           0.81           0.55           0.57           0.29
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                      (0.10)         (0.45)         (0.57)         (0.53)         (0.58)         (0.29)
NET ASSET VALUE, END OF PERIOD ($)                9.99           9.60           9.84           9.86           9.85           9.85
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                  0.94(2)        0.61           8.70           5.77           5.98           2.98(2)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)          6,842          6,008         10,330          8,207         14,519         23,220
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                      0.67(3)        0.69           0.67           0.62           0.50           0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                         3.44(3)        4.49           5.88           5.42           5.94           5.91(3)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                      1.83(3,4)      1.36           0.81           0.99           0.88           0.51(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 7/8/93.
(2) Not annualized.
(3) Annualized.
(4) After consideration of certain state limitations.


26  FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN BOND FUND

PER-SHARE DATA               For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                            10/31/93(1)      10/31/94       10/31/95       10/31/96       10/31/97        4/30/98
                                                                                                                       (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)         10.52          11.00           9.64          10.41          10.30          10.42
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                       0.54           0.55           0.64           0.62           0.66           0.33
  Net realized and unrealized gain (loss)
  on investment ($)                               0.67          (0.91)          0.77          (0.11)          0.18           0.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)              1.21          (0.36)          1.41           0.51           0.84           0.36
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                      (0.54)         (0.55)         (0.64)         (0.62)         (0.65)         (0.33)
  Net realized gain (loss) ($)                   (0.19)         (0.45)            --             --          (0.07)            --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                          (0.73)         (1.00)         (0.64)         (0.62)         (0.72)         (0.33)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)               11.00           9.64          10.41          10.30          10.42          10.45
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                 11.97          (3.50)         15.10           5.13           8.58           3.54(2)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)        103,572        112,049        143,004        149,207        169,233        194,024
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                      0.81           0.78           0.69           0.66           0.68           0.66(3)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                         5.01           5.43           6.40           6.08           6.41           6.44(3)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                         0.08           0.01             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                             236(1)          --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) 1993 portfolio turnover reflects the period 11/1/92 to 7/11/93. On 7/11/93 the fund's predecessor contributed all of its investable assets to The U.S. Fixed Income Portfolio.
(2) Not annualized.
(3) Annualized.
(4) Less than 0.01%.


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN GLOBAL STRATEGIC INCOME FUND


PER-SHARE DATA               For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4/30/98(1)
                                                                                                                       (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                                    10.21
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                                                  0.35
  Net realized and unrealized gain
  on investment and foreign currency ($)                                                                                     0.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                                         0.50
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                                                                                 (0.36)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                                                                     (0.36)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                                                          10.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                                                             4.92(2)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                                                    11,320
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                                                                 1.00(3)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                                                    6.87(3)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                                                                    1.17(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 11/5/97.
(2) Not annualized.
(3) Annualized.


                                                                FUND DETAILS  27


J.P. MORGAN EMERGING MARKETS DEBT FUND

PER-SHARE DATA    For fiscal periods ended
---------------------------------------------------------------------------------------------------------------------
                                                                                         12/31/97(1)       6/30/98
                                                                                                        (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                      10.00           9.76
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                    0.58           0.47
  Net realized and unrealized loss
  on investment and foreign currency ($)                                                      (0.05)         (0.64)
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                           0.53          (0.17)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                                                   (0.58)         (0.42)
  Excess of net investment income ($)                                                         (0.02)            --
  Net realized gain ($)                                                                       (0.17)            --
---------------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS ($)                                                                     (0.77)         (0.42)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                                             9.76           9.17
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                               5.47(2)       (1.91)(2)
---------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                      11,978         12,213
---------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                                   1.25(3)        1.25(3)
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                      9.71(3)        9.72(3)
---------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                                      1.15(3)        2.54(3)
---------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/17/97.
(2) Not Annualized.
(3) Annualized.


---------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN TAX EXEMPT BOND FUND

PER-SHARE DATA     For fiscal periods ended
---------------------------------------------------------------------------------------------------------------------------------
                                            8/31/93        8/31/94        8/31/95        8/31/96        8/31/97        2/28/98
                                                                                                                    (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)      11.60          12.04          11.45          11.73          11.63          11.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                    0.55           0.51           0.55           0.55           0.55           0.27
  Net realized and unrealized gain (loss)
  on investment ($)                            0.56          (0.35)          0.29          (0.08)          0.24           0.22
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)           1.11           0.16           0.84           0.47           0.79           0.49
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                   (0.55)         (0.51)         (0.55)         (0.55)         (0.55)         (0.27)
  Net realized gain (loss) ($)                (0.12)         (0.24)         (0.01)         (0.02)         (0.02)         (0.00)(2)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                       (0.67)         (0.75)         (0.56)         (0.57)         (0.57)         (0.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)            12.04          11.45          11.73          11.63          11.85          12.07
---------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                               9.88           1.35           7.63           4.01           6.95           4.19(3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)     485,013        392,460        352,005        369,987        401,007        432,327
---------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                   0.74           0.71           0.71           0.64           0.64           0.64(4)
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                      4.64           4.39           4.87           4.67           4.67           4.53(4)
---------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                      0.01             --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                           41(1)          --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------

(1) 1993 portfolio turnover reflects the period 9/1/92 to 7/11/93 and has not been annualized. On 7/11/93, the fund's predecessor contributed all of its investable assets to The Tax Exempt Bond Portfolio.
(2) Less than $0.01 per share.
(3) Not Annualized.
(4) Annualized.


28  FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

PER-SHARE DATA    For fiscal periods ended March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                              1995(1)          1996           1997           1998
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                       10.00          10.11          10.34          10.28
Income from investment operations:
Net investment income ($)                                                       0.40           0.46           0.46           0.46
  Net realized and unrealized gain (loss)
  on investment ($)                                                             0.11           0.26          (0.03)          0.40
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                            0.51           0.72           0.43           0.86
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                                    (0.40)         (0.46)         (0.46)         (0.46)
  Net realized gain ($)                                                           --          (0.03)         (0.03)         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                                        (0.40)         (0.49)         (0.49)         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                             10.11          10.34          10.28          10.62
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                5.26(2)        7.16           4.19           8.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                       38,137         50,523         56,198         85,161
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                    0.75(3)        0.75           0.75           0.71
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                       4.31(3)        4.43           4.44           4.33
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                       0.22(3)        0.04           0.06           0.06
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94.
(2) Not Annualized.
(3) Annualized.

                                                                FUND DETAILS  29


------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN CALIFORNIA BOND FUND

PER-SHARE DATA    For fiscal periods ended April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            1997(1)          1998
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                     10.00          10.04
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                                   0.01           0.41
  Net realized and unrealized gain (loss)
  on investment ($)                                                                                           0.04           0.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                          0.05           0.72
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net Investment income ($)                                                                                  (0.01)         (0.41)
NET ASSET VALUE, END OF PERIOD ($)                                                                           10.04          10.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                                                              0.51(2)        7.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                                                                        302          5,811
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                                                                  0.62(3)        0.65
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                                                                     4.52(3)        3.94
------------------------------------------------------------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                                                                     0.55(3)        0.35
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                                                                                          40(2)          44
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/21/97.
(2) Not Annualized.
(3) Annualized.


30  FUND DETAILS

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                                                                             31

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32

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                                                                             33

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. MORGAN FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Short Term Bond Fund   . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan Bond Fund. . . . . . . . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan Global Strategic Income Fund . . . . . . . 811-07340 and 033-54632
J.P. Morgan Emerging Markets Debt Fund . . . . . . . . 811-07340 and 033-54632
J.P. Morgan Tax Exempt Bond Fund   . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan New York Tax Exempt Bond Fund. . . . . . . 811-07340 and 033-54632
J.P. Morgan California Bond Fund . . . . . . . . . . . 811-07795 and 333-11125


J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.


J.P. MORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS


ADVISOR                                     DISTRIBUTOR
J.P. Morgan Investment Mangagement Inc.     Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-521-5411                              1-800-221-7930

The Statement of Additional Information for:

     J.P. Morgan Short Term Bond Fund, J.P. Morgan Bond Fund, J.P. Morgan Global Strategic Income Fund dated March 2, 1998; J.P. Morgan Tax Exempt Bond Fund dated March 2, 1998; and J.P. Morgan Emerging Markets Debt Fund dated March 2, 1998 are incorporated herein by reference from the 497 filing to the Registration Statement of the Registrant submitted on March 13, 1998 (accession no. 0001042058-98-000042);and

     J.P. Morgan New York Total Return Bond Fund dated August 3, 1998 is incorporated herein by reference to Post-Effective Amendment no. 52/ Amendment no. 53 to the Registration Statement of the Registrant filed on July 28, 1998 (accession no. 0001041455-98-000038).

                                     PART C

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 26 to the Registration Statement filed on September 27, 1996 (Accession Number 0000912057-96-021331).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 32 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000038).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 34 to the Registration Statement on April 30, 1997 (Accession Number 0001019694-97-000063).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 41 to the Registration Statement on October 21, 1997 (Accession Number 0001042058-97-000006).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 45 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000013).


     (a)6 Form of Amendment No. 10 to Declaration of Trust; Amendment to provide dollar based voting rights filed as Exhibit (a)6 to Post-Effective Amendment No. 53 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000052).

(b)      Restated By-Laws of Registrant.*

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").*

     (g) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

(h)1     Co-Administration Agreement between Registrant and FDI.*


     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") Filed as Exhibit (h)2 to Post-Effective Amendment No. 53 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000052).

     (h)3 Transfer Agency and Service Agreement between Registrant and State Street.*

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

(i)      Opinion and consent of Sullivan & Cromwell.*

(j)      Consent of independent accountants (to be filed by amendment).

(l)      Purchase agreements with respect to Registrant's initial shares.*

(n)      Financial Data Schedules (to be filed by amendment).
------------------------

     * Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on December 27, 1996 (Accession Number 0001016964-96-000066).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25. INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:         Marie E. Connolly
Executive Vice President:                                George Rio
Executive Vice President:                                Donald R. Roberson
Executive Vice President:                                William S. Nichols
Senior Vice President:                                   Michael S. Petrucelli
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                               Joseph F. Tower, III
Senior Vice President:                                   Paula R. David
Senior Vice President:                                   Allen B. Closser
Senior Vice President:                                   Bernard A. Whalen
Director:                                                William J. Nutt

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of September, 1998.

J.P. MORGAN FUNDS

By         /s/ Michael S. Petrucelli
           -----------------------------
           Michael S. Petrucelli
           Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 15, 1998.

/s/ Michael S. Petrucelli
------------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee

*By        /s/ Michael S. Petrucelli
           ----------------------------
           Michael S. Petrucelli
           as attorney-in-fact pursuant to a power of attorney.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of J.P. Morgan Funds (the "Trust") (File No. 033-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York, on the 15th day of September, 1998.

THE TAX EXEMPT BOND PORTFOLIO, THE NEW YORK TAX EXEMPT BOND PORTFOLIO AND SERIES PORTFOLIO II

           /s/ Michael S. Petrucelli
By         -------------------------------
           Michael S. Petrucelli
           Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 15, 1998.

/s/ Michael S. Petrucelli
----------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary of the Portfolio

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolio

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolio

           /s/ Michael S. Petrucelli
*By        ---------------------------
           Michael S. Petrucelli
              as attorney-in-fact pursuant to a power of attorney.

                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of the J.P. Morgan Funds (the "Trust") (File No. 033-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, BWI, on the 15th day of September, 1998.

THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO AND THE SERIES PORTFOLIO

           /s/ Jacqueline Henning
By         -------------------------
           Jacqueline Henning
           Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on September 15, 1998.


Michael S. Petrucelli*
----------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

           /s/ Jacqueline Henning
*By        ------------------------
           Jacqueline Henning
           as attorney-in-fact pursuant to a power of attorney previously filed.